BORROWINGS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
BORROWINGS
Borrowings from banks	$ 5,651,565	$ 723,549	$ 2,480,532
Banks
BORROWINGS
Borrowings from banks	$ 5,651,565		$ 2,480,532